THE DESSAUER GLOBAL EQUITY FUND
                        Supplement dated October 19, 1999
                   To the Statement of Additional Information
                               dated July 27, 1999


At a meeting of the Board of Trustees of The Dessauer Global Equity Fund (the "Fund"), held September 15, 1999, Peter M. Alessi was appointed by the Board of Trustees to serve as an Independent Trustee of the Fund.

As a result of his appointment, the table on page 4 of the Fund's Statement of Additional Information dated July 27, 1999 (under the heading "Management of the Fund - Board of Trustees") is supplemented as follows:

                        Positions held with       Principal Occupations
Name and Age            Registrant                during Past
                                                  Five Years
------------            -------------------       ---------------------------
Peter M. Alessi, 56    Independent Trustee        Retired (March 1992); former
                                                  Chief Operating Officer,
                                                  Thayer Pharmacies, Inc.